Commitments and contingencies - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 06, 2022 AUD ($)	Dec. 31, 2021 USD ($)
Other Disclosures [Line Items]
Capital commitments	$ 2,905.0		$ 2,551.0
Contractual capital commitments	1,300.0		1,100.0
Contingent liabilities indemnities and other performance guarantees	275.0		441.0
Penalty for single contravention of disclosure obligations		$ 750,000
Contractual payments	10.5
Decarbonisation projects
Other Disclosures [Line Items]
Capital commitments	7,500.0
Joint ventures
Other Disclosures [Line Items]
Capital commitments	$ 17.0		$ 11.0